Financial risk management:	12 Months Ended
Dec. 31, 2021
Financial risk management:
Financial risk management:

Note 18 - Financial risk management:

The Company is exposed to financial risks that result from changes in interest rates, foreign exchange rates, price risk, liquidity risk and credit risk. The Company controls and maintains the treasury control functions related to transactions and global financial risks through practices approved by its Executive Board and Board of Directors.

This note contains information regarding the Company’s exposure to each of the aforementioned risks, and the objectives, policies and procedures to measure and manage risk.

The main risks to which the Company is exposed are:

18.1)	Market risk
18.1.1)	Interest rate risk
18.1.2)	Exchange rate risk
18.1.3)	Price risk
18.2)	Liquidity risk
18.3)	Credit risk - credit quality

18.1)Market risk

18.1.1) Interest rate risk

The Company has contracted bank loans to partially finance its operations. These transactions expose the Company to interest risk, with the main exposure to the risk of variable interest rates resulting from changes in the market base rates (banks charge interest based on TIIE 28 days plus 1.25 points in 2020 and 2021) that are applied to the Company’s bank loans maturing in 2022 and 2024, which were paid in advance. As of September 2021, the Santander bank charges interest based on the 28-day TIIE rate plus 1.50 points maturing in 2024, and as of October 2021, the BBVA Mexico bank charges interest based on the 28-day TIIE rate plus a applicable margin that fluctuates between 1.40 to 1.90 points with expiration in 2028.

Regarding the sensitivity analysis, it has been observed that during 2020 and 2021 the reference rate used by the Company (TIIE) has remained stable. As of December 31, 2020 and 2021 there are no LIBOR loans. Based on this fact, the risk is considered low, derived from the materiality of the possible effect.

18.1.2) Exchange rate risk

The Company is exposed to minor risk for changes in the value of the Mexican Peso against the U. S. Dollar. Historically, a significant portion of income generated by the Company (mainly derived from the fees charged to international passengers) is denominated in U. S. Dollars, and despite that, income is invoiced in Pesos at the average exchange rate of the previous month and likewise the cash flows are collected in Pesos. At December 31, 2020 and 2021, the Company is exposed to exchange rate risk for monetary position is as follows:

	December 31,
	2020		2021
Asset	Ps.	88,426	Ps.	124,656
Liability		(5,578)		(7,580)
Net Monetary Assets	Ps.	82,848	Ps.	117,076

At December 31, 2020 and 2021, the exchange rate was Ps.19.91 and Ps.20.47, respectively. Had the currency weakened by 5% in 2021 (5% in 2020) with respect to the U.S. Dollar, the Company would have had a gain on monetary position at the close in the amount of monetary utility of Ps.81.5 million in 2020 and Ps.119.8 million in 2021. As of April 8, 2022, the date of issuance of this report, the last known exchange rate was Ps.20.16.

18.1.3) Price risk

The rate regulation system applicable to the airports of the Company imposes maximum rates for each airport, which should not be exceeded on an annual basis. The maximum rates are the maximum annual income per unit of traffic (one passenger or 100 kg of cargo). If the maximum annual rate is exceed, the government authorities could revoke one or more of the Company’s concessions.

The Company monitors and adjusts its income on a regular basis in order for its annual invoicing not to exceed the maximum rate limits. In the case of the Aerostar and Airplan concessions, there are no maximum ceilings established by the corresponding Government.

Concentrations:

At December 31, 2020 and 2021, approximately 49.9% and 55.5%, of revenue, not including income from construction services, resulted from operations at the Cancún International Airport.

18.2) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its funding requirements. The Company’s management has established policies, procedures and limits of authority that govern the Treasury function. Treasury is responsible for ensuring liquidity and managing the working capital to ensure payments to suppliers, debt servicing and funding of operating costs and expenses.

The Company is cautious about liquidity risk and maintains sufficient cash and negotiable instruments and the availability of financing through an adequate amount of credit facilities to meet obligations at maturity and settle trading positions. At period end on December 31, 2020, the Company had demand deposits amounting to Ps.5,192,628 and Ps.8.770.062 in 2021 and available credit lines amounting to USD20,000 (approximately Ps.409,400), to manage liquidity risk. Due to the dynamic current situation and uncertainty, the Company's Treasury function maintains flexibility in the funding under credit lines and keeping availability.

Company’s management changes its liquidity reserves forecast (including unused credit lines) and cash and cash equivalents based on expected cash flows. In general, this is conducted at country level for operating entities of the Company according to practices and limits set. These limits vary in each country, taking into account the liquidity of the market in which the Company operates. Additionally, the Group’s policy on liquidity management includes cash flows projections in the main currencies and the consideration of the necessary level of liquid assets to meet these projections; the control of liquidity ratios of the Statement of Financial Position regarding the internal and external regulatory requirements, and the maintenance of the debt financing plans.

The following table shows the liquidity position for each country where the Company operates.

December 31, 2020	Cash and equivalents		Total Debt		Debt term short		Debt term long
Mexico	Ps.	4,058,495	Ps.	3,971,210	Ps.	322,209	Ps.	3,649,001
Aerostar		804,634		7,171,278		529,337		6,641,941
Airplan		329,499		2,757,858		287,204		2,470,654
Total	Ps.	5,192,628	Ps.	13,900,346	Ps.	1,138,750	Ps.	12,761,596

December 31, 2021	Cash and equivalents		Total Debt		Debt term short		Debt term long
Mexico	Ps.	5,700,314	Ps.	4,630,722	Ps.	6,964	Ps.	4,623,758
Aerostar		2,295,087		6,952,069		353,672		6,598,397
Airplan		774,661		2,196,756		217,508		1,979,248
Total	Ps.	8,770,062	Ps.	13,779,547	Ps.	578,144	Ps.	13,201,403

During the year ended December 31, 2020 and 2021, the Company implemented actions to respond to possible liquidity risk resulting from the COVID-19 pandemic, enabling positive operational cash flow for the year 2020 and 2021.

In response to possible liquidity risk resulting from the COVID-19 pandemic, the Company implemented the following actions:

a.	In Airplan, waivers were obtained from the institutions involved in the syndicated loan in relation to financial obligations, representing no costs for the Company. These waivers were granted in two stages: the first one was granted during the third quarter of 2020 and exempted the Company from the financial obligation of keeping a Debt Coverage Ratio for the measurement period for the third and fourth quarter of 2020 and for the first quarter of 2021. Subsequently, in 2021, new waivers were obtained from the institutions involved in the syndicated loan, representing no costs for the Company, and exempting it from its financial obligation to keep a Debt Coverage Ratio in every measurement period in 2021 until the first quarter of 2022. Therefore, the Company is covered and exempted from any consequence relating to noncompliance and penalties until March 31, 2022. As of December 31, 2021, the Company has complied with its financial obligations.
b.	Operating costs and expenses reduction policies were established in the three countries in which the Company operates.
c.	On August 19, 2020, the AFAC accepted the Company’s request to reschedule (deferral) certain investments amounting to Ps.2,292,355 intended for 2020 to be made in 2021 with no additional cost, due to the COVID-19 contingency, which affected the conditions in the production and construction industry, interrupting works in progress and the execution of new agreements. The investment committed in Mexico for 2021 amounts to Ps.3,533,480.

On March 31, 2021, the AFAC, authorized the reduction and modification of the Capital investments foreseen in the Master Development Plan (PMD) for the period of 2019-2033, regarding the revision of rates maxims. The committed investment in Mexico for 2021 is Ps.3,533,480, which is planned to be covered with cash on hand, operating flow and, if applicable, with lines of credit that the Company currently has.

d.	The Company’s Stockholders agreed to delegate to the Administrative Board the power to decree the payment of ordinary dividends for Ps.2,463,000 (nominal) (See Note 12). In June 2021, the payment of the dividend was approved and made on October 1, 2021.
e.	The subsidiary Aerostar obtained funds under the federal CARES Act in 2020 and 2021 for USD17,125 (Ps.367,752 approximately) and USD16,292 (Ps.333,477 approximately) respectively. Under the CRRSA Act, the subsidiary obtained in 2021 an approval of a government grant for a total amount of USD10,577 (approximately Ps.210,574) of which it received as reimbursement in the year USD983 (approximately Ps.20,122), as of December 31, 2021 the Company did not use the remainder of the resources of this aid and there are no unfulfilled conditions or other contingencies related to this grant. Under the ARPA Law, the subsidiary obtained, in 2021, an approval for funds of USD35,716 (approximately Ps.731,106), as of December 31, 2021 the Company has not used these resources and there are no unfulfilled conditions or other contingencies related to this grant. (See Note 4.1).
f.	In Mexico, a credit line for Ps.1,500,000 was obtained in 2020, which was available until December 2021 and was not disposed of. On April 1, 2020, Aerostar drew down of a revolving credit line amounting to USD10,000 (approximately Ps.239,200), which was settled during 2021, and, on December 30, 2020, obtained a credit line for USD20,000 (approximately Ps.399,010) that has not been used. On September 11, 2020, Airplan was granted a short-term loan for COP11,612,000 (approximately Ps.67,041) for a term of one year, which was settled in 2021 (See Note 10).

The following table presents the analysis of the net financial liabilities of the Company based on the period between the date of the statement of consolidated financial position and the maturity date, including undiscounted contractual cash flows:

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2020	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	11,176	Ps.	797,339	Ps.	2,238,558	Ps.	3,881,097
Long term debt		114,420		215,815		233,123		6,408,818
Suppliers		353,806
Accounts payable and accrued expenses		1,187,345

At December 31, 2021
Bank loans and interest	Ps.	13,660	Ps.	210,812	Ps.	3,945,092	Ps.	2,305,320
Long term debt		114,009		239,663		1,512,848		5,696,815
Suppliers		290,689
Accounts payable and accrued expenses		1,383,249

The following table shows the Company’s short term liquidity as of:

	December 31,
	2020		2021

Current assets	Ps.	7,716,049	Ps.	11,662,100
Current liabilities		2,767,087		3,786,398
Short term position (liquidity)	Ps.	4,948,962	Ps.	7,875,702

18.3) Credit risk - credit quality

The financial instruments that are potentially subject to credit risks consist mainly of accounts receivable. Income obtained from fares charged to passengers is not guaranteed and therefore the Company faces the risk of not being able to collect the full amounts invoiced in the event of insolvency of its clients, which are the airlines. The Company frequently reviews financial instruments and tests them for impairment. (See Note 6.3).

Due to the COVID-19 contingency that has affected the travel industry, some governments have imposed travel bans and restrictions. In view of the economic recession caused by the pandemic, the Company negotiated the extension of payment terms with several clients by means of promissory notes with a maturity not exceeding one year to secure payment. As of December 31, 2020 and 2021 the balance of the account of documents receivable from third parties in Mexico amounts to Ps.185,140 and Ps.4,463, respectively and in Airplan amounts to Ps.60,617 in 2020 being settled by customers during 2021. (See Note 6.2).

In recent years, there have been airlines that have reported substantial losses, in addition to this, the income from passenger fees from main client airlines is not all guaranteed by guarantee or other type of guarantee. Therefore, in the event of insolvency of any of the airlines, the Company would have no certainty of recovering the total sum of amounts invoiced to the airlines for passenger fees. In August 2010, Grupo Mexicana filed for bankruptcy. Grupo Mexicana owes the Company Ps.128,000 for passenger fees. As a result of Grupo Mexicana’s bankruptcy, the Company has increased its reserve for uncollectable accounts by Ps.128,000 . The Company has determined that it may not be able to collect that amount. As a consequence of the COVID-19 pandemic, on December 11, 2020 one aeronautical client ceased operations, which to date have neither been resumed nor are expected to resume in the short term. Accounts receivable for that aeronautical client at December 31, 2020 was fully impaired. (See Note 6.3).

The Company operates under three methods to collect from Airlines:

a)	Credit, mainly offered to airlines with which there is a history of frequent and stable flights,
b)	Advances, from airlines with reasonably stable flights or that are in the exploration stage of routes or destinations, and
c)	Cash, mainly offered for Charter flights and airlines with new flights.

With this segregation, the Company reduces its collection risk since the airlines that operate under methods b) and c) do not generate accounts receivable.

Cash and cash equivalents are not subject to credit risks since the amounts are kept at financial institutions of good standing, and investments are subject to lower significant risk as they are being backed by the Mexican Federal Government or institutions with AAA high market ratings.

18.4) Capital management

The objective of management is to safeguard the Company's ability to continue operating as a going-concern in order to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

These activities are monitored through the review of information pertaining to the Company’s operation and the Industry. This effort is coordinated by the CEO. Through a planning method, detailed simulations are formulated of identified risks as they are known. The risks identified are valued in terms of probability and impact and are presented to the proper authorities. The result of all these activities is reported to the market through 20-F reports, the sole circular and quarterly reports by a financial Risk Analysis Committee that reports to Company's Board of Directors.

During the year, there was no material uncertainty regarding the Company’s ability to continue as a going concern. At December 31, 2021, the Company’s Board has a reasonable expectation that the Company has the appropriate resources to continue operating at least for the next twelve months and that the use of the going concern basis of accounting is appropriate.

18.5) Fair value

Financial instruments (bank loans and long term debts), at amortized cost in accordance with the valuation method used are at level 2 in 2021 and 2020, there are no financial instruments carried at fair value.

The different levels have been defined as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for instruments, identical or similar, in non-active markets and valuations through models where all significant data are observable in the active markets.

Level 3: Asset or liability input that is not based on observable market data (i.e., non-observable).

The fair value of financial instruments traded in active markets is based on market prices quoted at the consolidated statement of financial position closing date. A market is considered active if quotation prices are clearly and regularly available through a stock exchange, trader, dealer, industry group, price fixing services, or regulatory agency, and those prices reflect regularly and on current bases the market transactions under independent conditions. The quoted price used for the financial assets held by Company is the current offer price.